Compensation and benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Compensation and benefits	7 Compensation and benefits

	2024	2023	2022
	$m	$m	$m
Wages and salaries	845.6	680.0	382.5
Share-based compensation expense	29.6	20.3	16.7
Employer’s national insurance contributions and similar taxes	60.0	43.2	26.7
Short-term monetary benefits	17.9	15.6	7.3
Defined contribution pension cost	11.8	8.9	3.8
Apprenticeship levy	0.8	0.7	0.4
Redundancy payments	5.4	1.6	1.2
Total staff costs	971.1	770.3	438.6
As at 31 December 2024, there were contributions totalling $1.6m (2023: $1.6m) payable to the defined contribution pension scheme by the Group.